Fees Summary	Feb. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000
Previously Paid Amount	0
Total Fee Amount	76,550
Total Offset Amount	0
Net Fee	$ 76,550